Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Receivables and Prepaid Expenses [Line Items]
Deferred income taxes, net	$ 32,336	$ 36,561
Prepaid expenses	32,254	41,216
Government institutions	37,937	54,562
Derivative instruments	14,218	16,679
Other	16,295	19,107
Other receivables and prepaid expenses	135,315	171,359
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 2,275	$ 3,234